Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 24,112,852	$ 21,035,940
Less: allowances for doubtful accounts	(201,526)	(120,806)
Accounts receivable, net	$ 23,911,326	$ 20,915,134